SHARE CAPITAL - Narrative (Details)						1 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 04, 2023 $ / shares shares	Mar. 03, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Nov. 15, 2021 USD ($) $ / shares shares	Apr. 30, 2021 USD ($) shares	Jun. 30, 2023 $ / shares shares	May 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2021 $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Oct. 11, 2022 $ / shares	Sep. 30, 2022 shares	Mar. 03, 2022 shares	Jun. 09, 2021 $ / shares shares	Apr. 30, 2020 $ / shares
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock, shares authorized			9,000,000			9,000,000				9,000,000	9,000,000	9,000,000	9,000,000		180,000,000
Price per share | $ / shares							$ 1.20
Warrant exercise price (in dollars per share) | $ / shares																	$ 151.00	$ 100.00
Common stock, par value (in dollars per share) | $ / shares			$ 0.001			$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common shares to certain employees, directors and vendors in lieu of cash compensation						59,748
Common stock, shares issued			1,051,098			5,422,014				5,422,014	5,422,014	1,051,098	645,943			22,021,952
Common stock, shares outstanding			1,051,098			5,422,014				5,422,014	5,422,014	1,051,098	645,943			22,021,952
Common stock authorized after Reverse Share Split (shares)								9,000,000
Reverse stock split ratio	0.05							0.05
Fractional shares issued	0							0
Shares issued				909,262					7,802
Share price | $ / shares				$ 123.80					$ 80.00
Shares issue price | $ / shares				$ 105.00
Gross proceeds | $										$ 5,083,000	$ 5,383,000	$ 5,195,000	$ 5,062,000
Common share purchase warrants per unit																	1
Term of warrants																	48 months
Proceeds from Issuance of Private Placement | $				$ 4,750,000
Value of shares issued on settlement of employee compensation | $				$ 435,000
Outstanding principal | $													$ 60,000
Shares issued on conversion of debt													669
Subsequent Events
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock, shares authorized	9,000,000	180,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001
Reverse stock split ratio	0.05
Fractional shares issued	0
Amended Stock Option Plan
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock, shares outstanding			42,540			35,870				35,870	35,870	42,540
Equity Incentive Plan
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock, shares outstanding			6,500			11,500				11,500	11,500	6,500
Number of shares authorized			93,500			88,500				88,500	88,500	93,500
Private Placements
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shares issued								50,000
Shares issue price | $ / shares								$ 6.00
Gross proceeds | $								$ 300,000
Private Placements | Subsequent Events
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shares issued		50,000
Shares issue price | $ / shares		$ 6.00
Gross proceeds | $		$ 300,000
Public offering (pre-funded warrants)
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Underwritten public offering, number of shares							5,000,000
Price per share | $ / shares							$ 1.199
Warrant exercise price (in dollars per share) | $ / shares							$ 0.001
Gross proceeds | $							$ 6,000,000
Option to purchase additional shares
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Underwritten public offering, number of shares							750,000
Number of days to purchase additional shares							45 days
NervePro
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Share issuance, acquisition related (in shares)			75,000
Intangible asset | $			$ 390,000									$ 390,000
Sentry Neuromonitoring, LLC
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Value of common stock issuable | $					$ 1,625,000
Common stock issuable					11,861
Held in escrow, Value | $					$ 650,000
Held in escrow, Shares					4,745
Common stock lock up period					12 months